Plant and Equipment	12 Months Ended
Mar. 31, 2025
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
14.PLANT AND EQUIPMENT
Plant and equipment consist of:

	Land use rights and building	Office equipment	Machinery	Motor vehicles	Construction in progress	Total
Cost
As at April 1, 2023	$112,121	$10,879	$34,374	$8,062	$7,228	$172,664
Additions	1,020	853	1,965	609	8,469	12,916
Disposals	(1,082)	(234)	(1,033)	(290)	—	(2,639)
Reclassification of asset groups	2,209	461	840	(410)	(3,100)	—
Impact of foreign currency translation	(5,459)	(495)	(1,723)	(394)	(404)	(8,475)
As at March 31, 2024	$108,809	$11,464	$34,423	$7,577	$12,193	$174,466
Additions	356	896	2,316	439	19,233	23,240
Acquisition of Adventus	—	51	347	125	—	523
Disposals	(242)	(135)	(751)	(335)	—	(1,463)
Reclassification of asset groups	23,983	361	3,347	—	(27,691)	—
Transfer to investment properties	(121)	—	—	—	—	(121)
Impact of foreign currency translation	(607)	(49)	(171)	(31)	(9)	(867)
As at March 31, 2025	$132,178	$12,588	$39,511	$7,775	$3,726	$195,778
Accumulated amortization and impairment
As at April 1, 2023	$(56,781)	$(7,142)	$(23,213)	$(5,469)	$—	$(92,605)
Disposals	778	216	291	211	—	1,496
Depreciation and amortization	(4,315)	(1,031)	(2,263)	(390)	—	(7,999)
Impact of foreign currency translation	2,777	316	1,176	271	—	4,540
As at March 31, 2024	$(57,541)	$(7,641)	$(24,009)	$(5,377)	$—	$(94,568)
Disposals	121	100	366	307	—	894
Depreciation and amortization	(4,675)	(1,007)	(2,413)	(652)	—	(8,747)
Transfer to investment property	27	—	—	—	—	27
Impact of foreign currency translation	245	29	111	24	—	409
As at March 31, 2025	$(61,823)	$(8,519)	$(25,945)	$(5,698)	$—	$(101,985)
Carrying amounts
As at March 31, 2024	$51,268	$3,823	$10,414	$2,200	$12,193	$79,898
As at March 31, 2025	$70,355	$4,069	$13,566	$2,077	$3,726	$93,793